Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
1 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 105.34%
ASSET-BACKED SECURITIES — 2.86%**
Aimco CLO,
Series 2015-AA, Class BR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.26% 10/17/34
1,2,3
$ 70,000 $ 69,953
Allegro CLO VIII Ltd.,
Series 2018-2A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.36%)
6.76% 07/15/31
1,2,3
28,551 28,534
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
2
28,201 25,589
Madison Park Funding XXXIX Ltd.,
Series 2021-39A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.32% 10/22/34
1,2,3
70,000 69,848
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.42%)
6.82% 07/15/36
1,2,3
70,000 70,013
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
33,581 30,371
SLM Student Loan Trust,
Series 2008-2, Class B
(SOFR90A plus 1.46%)
6.80% 01/25/83
1
20,000 18,612
SLM Student Loan Trust,
Series 2008-3, Class B
(SOFR90A plus 1.46%)
6.80% 04/26/83
1
20,000 18,891
SLM Student Loan Trust,
Series 2008-5, Class B
(SOFR90A plus 2.11%)
7.45% 07/25/73
1
35,000 34,485
SLM Student Loan Trust,
Series 2008-6, Class A4
(SOFR90A plus 1.36%)
6.70% 07/25/23
1
20,688 20,416
SLM Student Loan Trust,
Series 2008-6, Class B
(SOFR90A plus 2.11%)
7.45% 07/26/83
1
20,000 18,574
SLM Student Loan Trust,
Series 2008-7, Class B
(SOFR90A plus 2.11%)
7.45% 07/26/83
1
20,000 18,698
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Wachovia Student Loan Trust,
Series 2006-1, Class A6
(SOFR90A plus 0.43%)
5.77% 04/25/40
1,2
$ 20,651 $ 20,014
Total Asset-Backed Securities
(Cost $450,037) 443,998
CORPORATES — 46.11%*
Banking — 8.71%
Bank of America Corp.
2.30% 07/21/32
6
210,000 171,664
Bank of America Corp.
(MTN)
2.88% 10/22/30
6
150,000 133,107
Bank of America Corp.,
Series N
1.66% 03/11/27
6
50,000 46,324
Bank of New York Mellon Corp. (The)
(MTN)
5.83% 10/25/33
6
50,000 53,026
HSBC Holdings PLC
(United Kingdom)
2.80% 05/24/32
3,6
150,000 125,361
JPMorgan Chase & Co.
1.58% 04/22/27
6
235,000 216,959
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,6
5,000 4,983
PNC Financial Services Group, Inc. (The)
5.07% 01/24/34
6
70,000 68,551
6.04% 10/28/33
6
10,000 10,464
6.88% 10/20/34
6
20,000 22,231
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,6
15,000 14,833
2.47% 01/11/28
3,6
40,000 36,485
U.S. Bancorp
4.84% 02/01/34
6
85,000 81,613
5.84% 06/12/34
6
5,000 5,166
UBS Group AG
(Switzerland)
1.31% 02/02/27
2,3,6
45,000 41,231
2.59% 09/11/25
2,3,6
20,000 19,570
3.09% 05/14/32
2,3,6
40,000 34,116
4.19% 04/01/31
2,3,6
70,000 65,240
Wells Fargo & Co.
(MTN)
3.35% 03/02/33
6
225,000 196,883
4.90% 07/25/33
6
5,000 4,874
1,352,681
Communications — 2.79%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30% 02/01/32 125,000 99,607
Comcast Corp.
1.95% 01/15/31 10,000 8,440

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Discovery Communications LLC
3.63% 05/15/30 $ 35,000 $ 31,790
Fox Corp.
6.50% 10/13/33 35,000 37,922
Sprint Capital Corp.
8.75% 03/15/32 20,000 24,709
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
2
23,437 23,246
5.15% 03/20/28
2
63,750 63,497
Tencent Holdings Ltd.
(Cayman Islands)
3.98% 04/11/29
2,3
30,000 28,519
T-Mobile USA, Inc.
2.55% 02/15/31 79,000 68,082
5.05% 07/15/33 35,000 35,353
Walt Disney Co. (The)
7.75% 01/20/24 12,000 12,009
433,174
Consumer Discretionary — 2.15%
Amcor Finance USA, Inc.
5.63% 05/26/33 15,000 15,625
Bacardi Ltd.
(Bermuda)
4.70% 05/15/28
2,3
10,000 9,807
BAT Capital Corp.
4.39% 08/15/37 20,000 16,774
Church & Dwight Co., Inc.
5.60% 11/15/32 20,000 21,501
Constellation Brands, Inc.
2.88% 05/01/30 30,000 26,888
Hyatt Hotels Corp.
1.80% 10/01/24 35,000 33,979
Imperial Brands Finance PLC
(United Kingdom)
4.25% 07/21/25
2,3
30,000 29,487
JDE Peet's NV
(Netherlands)
2.25% 09/24/31
2,3
30,000 24,076
Kenvue, Inc.
4.90% 03/22/33 15,000 15,469
Philip Morris International, Inc.
5.75% 11/17/32 30,000 31,524
Reynolds American, Inc.
5.70% 08/15/35 50,000 49,240
WarnerMedia Holdings, Inc.
4.28% 03/15/32 65,000 59,490
333,860
Diversified REITs — 1.99%
American Assets Trust LP
3.38% 02/01/31 25,000 20,428
American Tower Corp.
2.30% 09/15/31 63,000 52,131
2.90% 01/15/30 15,000 13,414
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Diversified REITs (continued)
5.65% 03/15/33 $ 15,000 $ 15,609
Crown Castle, Inc.
2.25% 01/15/31 60,000 49,767
3.30% 07/01/30 25,000 22,432
GLP Capital LP/GLP Financing II, Inc.
3.25% 01/15/32 4,000 3,400
4.00% 01/15/30 20,000 18,290
5.30% 01/15/29 20,000 19,984
LXP Industrial Trust
2.38% 10/01/31 25,000 20,205
2.70% 09/15/30 25,000 20,746
VICI Properties LP
5.13% 05/15/32 25,000 24,405
VICI Properties LP/VICI Note Co., Inc.
4.63% 06/15/25
2
15,000 14,746
Weyerhaeuser Co.
3.38% 03/09/33 15,000 13,325
308,882
Electric — 3.46%
Alliant Energy Finance LLC
1.40% 03/15/26
2
50,000 45,388
5.95% 03/30/29
2
10,000 10,415
Ameren Corp.
3.50% 01/15/31 50,000 45,650
Appalachian Power Co.,
Series X
3.30% 06/01/27 20,000 18,978
Arizona Public Service Co.
6.35% 12/15/32 30,000 32,643
Berkshire Hathaway Energy Co.
1.65% 05/15/31 25,000 20,073
Black Hills Corp.
4.35% 05/01/33 36,000 33,413
Commonwealth Edison Co.
6.45% 01/15/38 20,000 22,220
Duke Energy Corp.
2.55% 06/15/31 35,000 29,920
Eversource Energy
4.60% 07/01/27 30,000 29,808
5.13% 05/15/33 10,000 10,064
Exelon Corp.
5.30% 03/15/33 20,000 20,427
ITC Holdings Corp.
4.95% 09/22/27
2
20,000 20,105
Jersey Central Power & Light Co.
2.75% 03/01/32
2
50,000 42,537
Metropolitan Edison Co.
4.00% 04/15/25
2
25,000 24,348
Narragansett Electric Co. (The)
3.40% 04/09/30
2
35,000 31,896
Oklahoma Gas and Electric Co.
5.40% 01/15/33 15,000 15,733
Public Service Co. of New Mexico
3.85% 08/01/25 40,000 38,979

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
3 / December 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Southwestern Electric Power Co.
5.30% 04/01/33 $ 20,000 $ 20,072
Southwestern Electric Power Co.,
Series M
4.10% 09/15/28 15,000 14,524
Xcel Energy, Inc.
3.40% 06/01/30 10,000 9,254
536,447
Energy — 3.11%
Aker BP ASA
(Norway)
3.10% 07/15/31
2,3
35,000 29,993
Boston Gas Co.
3.76% 03/16/32
2
25,000 22,304
CenterPoint Energy Resources Corp.
5.40% 03/01/33 40,000 41,790
East Ohio Gas Co. (The)
2.00% 06/15/30
2
15,000 12,436
KeySpan Gas East Corp.
5.99% 03/06/33
2
25,000 25,529
Kinder Morgan, Inc.
5.30% 12/01/34 30,000 29,696
NiSource, Inc.
5.40% 06/30/33 20,000 20,667
Petroleos Mexicanos
(Mexico)
5.95% 01/28/31
3
15,000 11,996
Piedmont Natural Gas Co., Inc.
2.50% 03/15/31 10,000 8,556
5.40% 06/15/33 65,000 67,075
Plains All American Pipeline LP/PAA Finance Corp.
4.65% 10/15/25 30,000 29,622
Rockies Express Pipeline LLC
3.60% 05/15/25
2
20,000 19,388
4.95% 07/15/29
2
10,000 9,586
Southern Co. Gas Capital Corp.
5.15% 09/15/32 20,000 20,296
5.75% 09/15/33 42,000 44,174
Southern Natural Gas Co. LLC
4.80% 03/15/47
2
30,000 25,378
TransCanada PipeLines Ltd.
(Canada)
4.63% 03/01/34
3
30,000 28,435
5.60% 03/31/34
3
35,000 35,587
482,508
Finance — 6.13%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.00% 10/29/28
3
65,000 59,376
3.88% 01/23/28
3
16,000 15,228
Air Lease Corp.
3.63% 12/01/27 26,000 24,656
4.63% 10/01/28 15,000 14,680
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
American Express Co.
6.49% 10/30/31
6
$ 45,000 $ 48,842
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
2,3
21,000 18,624
2.75% 02/21/28
2,3
10,000 8,894
4.38% 05/01/26
2,3
5,000 4,848
Citigroup, Inc.
2.52% 11/03/32
6
180,000 148,291
2.56% 05/01/32
6
20,000 16,694
Discover Financial Services
6.70% 11/29/32 25,000 26,216
Goldman Sachs Group, Inc. (The)
1.95% 10/21/27
6
50,000 45,784
2.65% 10/21/32
6
140,000 116,713
Intercontinental Exchange, Inc.
1.85% 09/15/32 50,000 40,158
JPMorgan Chase & Co.
1.95% 02/04/32
6
110,000 89,447
2.96% 01/25/33
6
40,000 34,313
Morgan Stanley
2.48% 09/16/36
6
20,000 15,888
Morgan Stanley
(GMTN)
1.51% 07/20/27
6
20,000 18,282
Morgan Stanley
(MTN)
1.79% 02/13/32
6
180,000 143,816
1.93% 04/28/32
6
25,000 20,065
Nationwide Building Society
(United Kingdom)
1.50% 10/13/26
2,3
25,000 22,736
Pipeline Funding Co. LLC
7.50% 01/15/30
2
16,808 17,941
951,492
Food — 1.13%
General Mills, Inc.
4.95% 03/29/33 35,000 35,518
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
3
32,000 27,576
Kellanova
5.25% 03/01/33 30,000 30,751
Pilgrim's Pride Corp.
3.50% 03/01/32 60,000 50,875
Smithfield Foods, Inc.
2.63% 09/13/31
2
40,000 31,117
175,837
Health Care — 6.03%
Alcon Finance Corp.
2.75% 09/23/26
2
40,000 37,599
Amgen, Inc.
5.25% 03/02/33 75,000 76,910

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Ascension Health,
Series B
2.53% 11/15/29 $ 20,000 $ 17,866
Barnabas Health, Inc.,
Series 2012
4.00% 07/01/28 15,000 14,455
Baxter International, Inc.
3.95% 04/01/30 10,000 9,486
Bayer U.S. Finance II LLC
4.38% 12/15/28
2
45,000 42,805
Becton Dickinson & Co.
3.70% 06/06/27 20,000 19,393
Centene Corp.
3.00% 10/15/30 50,000 43,365
Cigna Group (The)
2.40% 03/15/30 60,000 52,561
CVS Health Corp.
3.25% 08/15/29 40,000 37,297
5.25% 02/21/33 25,000 25,577
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 35,000 30,955
Elanco Animal Health, Inc.
6.65% 08/28/28 15,000 15,580
Elevance Health, Inc.
5.50% 10/15/32 20,000 20,945
Fresenius Medical Care U.S. Finance III, Inc.
1.88% 12/01/26
2
20,000 18,072
HCA, Inc.
3.63% 03/15/32 40,000 35,815
4.13% 06/15/29 65,000 62,239
Humana, Inc.
3.70% 03/23/29 10,000 9,633
Illumina, Inc.
2.55% 03/23/31 25,000 21,162
5.75% 12/13/27 15,000 15,426
IQVIA, Inc.
6.25% 02/01/29
2
25,000 26,122
Medtronic Global Holdings SCA
(Luxembourg)
4.50% 03/30/33
3
20,000 20,021
Pfizer Investment Enterprises Pte Ltd.
(Slovenia)
4.75% 05/19/33
3
5,000 5,011
Premier Health Partners,
Series G
2.91% 11/15/26 15,000 13,715
Providence St. Joseph Health Obligated Group,
Series H
2.75% 10/01/26 20,000 18,819
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30 20,000 16,455
Revvity, Inc.
2.55% 03/15/31 35,000 29,821
Roche Holdings, Inc.
5.59% 11/13/33
2
35,000 37,751
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Royalty Pharma PLC
(United Kingdom)
1.75% 09/02/27
3
$ 25,000 $ 22,435
Smith & Nephew PLC
(United Kingdom)
2.03% 10/14/30
3
30,000 24,858
STERIS Irish FinCo UnLtd Co.
(Ireland)
2.70% 03/15/31
3
30,000 25,749
Thermo Fisher Scientific, Inc.
5.09% 08/10/33 34,000 35,443
Universal Health Services, Inc.
1.65% 09/01/26 35,000 31,882
Zoetis, Inc.
5.60% 11/16/32 20,000 21,460
936,683
Health Care REITs — 0.52%
Healthcare Reality Holdings LP
2.00% 03/15/31 30,000 24,031
3.10% 02/15/30 15,000 13,154
Healthcare Realty Holdings LP
3.88% 05/01/25 4,000 3,892
Physicians Realty LP
2.63% 11/01/31 5,000 4,118
4.30% 03/15/27 26,000 25,345
Ventas Realty LP
4.13% 01/15/26 10,000 9,757
80,297
Hotel & Resort REITs — 0.17%
Host Hotels & Resorts LP,
Series I
3.50% 09/15/30 30,000 26,810
Industrial REITs — 0.18%
Rexford Industrial Realty LP
2.13% 12/01/30 5,000 4,107
2.15% 09/01/31 30,000 24,111
28,218
Industrials — 1.12%
Amcor Finance USA, Inc.
3.63% 04/28/26 25,000 24,180
BAE Systems Holdings, Inc.
3.80% 10/07/24
2
15,000 14,803
3.85% 12/15/25
2
10,000 9,787
Berry Global, Inc.
1.57% 01/15/26 20,000 18,603
1.65% 01/15/27 20,000 18,021
Boeing Co. (The)
4.88% 05/01/25 15,000 14,939
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.64%)
6.03% 05/05/26
1
10,000 9,943

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
5 / December 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
Sealed Air Corp.
1.57% 10/15/26
2
$ 30,000 $ 27,057
Sonoco Products Co.
3.13% 05/01/30 25,000 22,528
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.63% 04/28/26
2,3
15,000 14,505
174,366
Information Technology — 1.46%
Broadcom, Inc.
2.60% 02/15/33
2
10,000 8,240
3.42% 04/15/33
2
20,000 17,590
Fidelity National Information Services, Inc.
2.25% 03/01/31 30,000 25,374
Fiserv, Inc.
2.65% 06/01/30 20,000 17,596
5.63% 08/21/33 10,000 10,481
Micron Technology, Inc.
2.70% 04/15/32 15,000 12,610
Netflix, Inc.
3.63% 06/15/25
2
20,000 19,645
Open Text Corp.
(Canada)
6.90% 12/01/27
2,3
17,000 17,638
Oracle Corp.
2.88% 03/25/31 70,000 62,051
6.25% 11/09/32 20,000 21,781
Take-Two Interactive Software, Inc.
4.00% 04/14/32 15,000 14,289
227,295
Insurance — 3.12%
Aon Corp.
2.80% 05/15/30 40,000 35,509
Aon Corp./Aon Global Holdings PLC
2.60% 12/02/31 10,000 8,481
Arthur J Gallagher & Co.
5.75% 03/02/53 10,000 10,264
Athene Global Funding
1.61% 06/29/26
2
5,000 4,533
(SOFR Index plus 0.70%)
6.10% 05/24/24
1,2
30,000 29,981
Brown & Brown, Inc.
4.20% 03/17/32 25,000 22,917
Equitable Financial Life Global Funding
1.30% 07/12/26
2
25,000 22,552
Farmers Exchange Capital
7.05% 07/15/28
2
5,000 5,125
Farmers Insurance Exchange
4.75% 11/01/57
2,6
45,000 34,709
Marsh & McLennan Cos., Inc.
2.25% 11/15/30 30,000 25,844
Metropolitan Life Global Funding I
2.95% 04/09/30
2
40,000 35,558
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
MMI Capital Trust I,
Series B
7.63% 12/15/27 $ 50,000 $ 52,735
Nationwide Mutual Insurance Co.
7.94% 12/15/24
2,6
50,000 49,958
New York Life Insurance Co.
5.88% 05/15/33
2
55,000 58,239
Progressive Corp. (The)
3.20% 03/26/30 10,000 9,265
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
2,6
55,000 54,142
Willis North America, Inc.
5.35% 05/15/33 25,000 25,291
485,103
Materials — 0.43%
Georgia-Pacific LLC
2.30% 04/30/30
2
20,000 17,330
International Flavors & Fragrances, Inc.
1.83% 10/15/27
2
5,000 4,386
2.30% 11/01/30
2
45,000 37,247
3.27% 11/15/40
2
10,000 7,173
66,136
Office REITs — 0.68%
Hudson Pacific Properties LP
3.95% 11/01/27 55,000 46,106
Kilroy Realty LP
2.50% 11/15/32 40,000 30,427
3.05% 02/15/30 5,000 4,258
Piedmont Operating Partnership LP
2.75% 04/01/32 35,000 24,408
105,199
Real Estate Investment Trust (REIT) — 0.52%
Digital Realty Trust LP
3.60% 07/01/29 10,000 9,387
Equinix, Inc.
2.50% 05/15/31 35,000 29,732
NNN REIT, Inc.
5.60% 10/15/33 40,000 41,377
80,496
Residential REITs — 0.48%
American Homes 4 Rent LP
2.38% 07/15/31 30,000 24,808
Essex Portfolio LP
2.65% 03/15/32 10,000 8,390
Invitation Homes Operating Partnership LP
5.50% 08/15/33 15,000 15,035
Mid-America Apartments LP
1.70% 02/15/31 20,000 16,309
UDR, Inc.
(MTN)
4.40% 01/26/29 10,000 9,651
74,193

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Retail — 0.11%
Starbucks Corp.
2.55% 11/15/30 $ 20,000 $ 17,696
Services — 0.71%
Global Payments, Inc.
5.30% 08/15/29 30,000 30,239
5.95% 08/15/52 10,000 10,242
Moody's Corp.
4.25% 08/08/32 20,000 19,503
Northwestern University
3.69% 12/01/38 20,000 17,741
RELX Capital, Inc.
3.00% 05/22/30 20,000 18,397
Republic Services, Inc.
2.90% 07/01/26 5,000 4,803
S&P Global, Inc.
2.90% 03/01/32 10,000 8,944
109,869
Specialized REITs — 0.36%
CubeSmart LP
4.38% 02/15/29 15,000 14,550
Extra Space Storage LP
2.20% 10/15/30 40,000 33,330
2.35% 03/15/32 10,000 8,159
56,039
Transportation — 0.75%
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 19,768 17,580
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75% 05/15/32 26,965 22,795
Norfolk Southern Corp.
3.00% 03/15/32 15,000 13,365
Union Pacific Corp.
2.89% 04/06/36 20,000 16,878
United Airlines Pass-Through Trust,
Series 2023-1, Class A
5.80% 01/15/36 45,000 45,716
116,334
Total Corporates
(Cost $7,459,194) 7,159,615
MORTGAGE-BACKED — 15.90%**
Non-Agency Commercial Mortgage-Backed — 0.51%
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class XA (IO)
0.94% 10/10/47
6
546,294 2,885
Commercial Mortgage Trust,
Series 2014-CR19, Class XA (IO)
0.83% 08/10/47
6
499,187 1,679
Commercial Mortgage Trust,
Series 2014-UBS2, Class XA (IO)
0.94% 03/10/47
6
315,031 18
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust,
Series 2014-UBS3, Class XA (IO)
1.04% 06/10/47
6
$ 1,655,071 $ 349
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
0.81% 09/10/47
4,5,6
1,929,927 5,243
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.35% 02/10/37
2,6
375,000 1,065
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.45% 08/10/43
2,6
2,394,376 3,971
GS Mortgage Securities Trust,
Series 2011-GC5, Class XA (IO)
0.09% 08/10/44
2,6
181,718 1
GS Mortgage Securities Trust,
Series 2014-GC20, Class XA (IO)
0.94% 04/10/47
6
1,259,387 1,265
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA (IO)
0.78% 09/15/47
6
1,586,314 3,101
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class XA (IO)
0.80% 11/15/47
6
1,354,212 4,934
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class XB (IO)
1.30% 11/15/43
2,6
425,656 3,074
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class XA (IO)
0.95% 12/15/47
6
1,709,706 6,172
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
1.00% 04/15/48
6
643,533 4,555
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.18% 08/10/49
2,4,5,6
245,601 50
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class XA (IO)
1.04% 08/15/50
6
239,085 183
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class XA (IO)
1.01% 12/15/47
6
4,046,003 26,651
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class XA (IO)
0.59% 07/15/58
6
1,999,451 12,854
WF-RBS Commercial Mortgage Trust,
Series 2014-C19, Class XA (IO)
0.89% 03/15/47
6
3,244,226 1,049
WF-RBS Commercial Mortgage Trust,
Series 2014-LC14, Class XA (IO)
1.13% 03/15/47
6
268,108 183
79,282

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
7 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed — 2.21%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R11, Class M3
(CME Term SOFR 1-Month plus 0.86%)
6.22% 01/25/36
1
$ 100,000 $ 95,555
Banc of America Funding Trust,
Series 2014-R7, Class 2A1
(CME Term SOFR 1-Month plus 0.25%)
5.61% 09/26/36
1,2
2,891 2,891
Bear Stearns ARM Trust,
Series 2004-1, Class 12A5
4.24% 04/25/34
6
5,585 4,904
Bombardier Capital Mortgage Securitization Corp.,
Series 2000-A, Class A2
7.58% 06/15/30
6
19,426 2,191
CIM Trust,
Series 2021-R4, Class A1A
2.00% 05/01/61
2,6
58,296 50,915
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.74%)
6.10% 02/25/35
1
35,383 32,366
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A1
(CME Term SOFR 1-Month plus 1.01%)
6.37% 10/25/47
1
17,305 15,620
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
4.84% 09/25/35
6
8,151 7,661
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 1A1
(CME Term SOFR 1-Month plus 0.43%)
5.79% 05/25/37
1
4,813 4,796
IndyMac Index Mortgage Loan Trust,
Series 2007-FLX3, Class A1
(CME Term SOFR 1-Month plus 0.59%)
5.95% 06/25/37
1
66,325 60,352
Long Beach Mortgage Loan Trust,
Series 2006-1, Class 1A
(CME Term SOFR 1-Month plus 0.55%)
5.91% 02/25/36
1
3,167 3,074
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A1
5.41% 07/25/34
6
9,230 8,632
Saxon Asset Securities Trust,
Series 2007-2, Class A2A
(CME Term SOFR 1-Month plus 0.21%)
5.57% 05/25/47
1
61,787 43,067
Structured Asset Mortgage Investments II Trust,
Series 2004-AR1, Class 1A2
(CME Term SOFR 1-Month plus 0.81%)
6.17% 03/19/34
1
1,168 1,098
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Home Equity Trust Mortgage Pass-Through
Certificates,
Series 2004-1, Class 2A1
(CME Term SOFR 1-Month plus 0.71%)
6.07% 04/25/34
1
$ 9,824 $ 9,385
342,507
U.S. Agency Commercial Mortgage-Backed — 0.16%
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.04% 04/25/36
6
43,381 384
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.68% 01/25/39
6
284,724 1,522
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K049, Class X3 (IO)
1.55% 10/25/43
6
250,000 5,540
Ginnie Mae,
Series 2012-112, Class IO (IO)
0.11% 02/16/53
6
1,756,731 3,478
Ginnie Mae,
Series 2013-1, Class IO (IO)
0.58% 02/16/54
6
465,043 5,276
Ginnie Mae,
Series 2013-125, Class IO (IO)
0.23% 10/16/54
6
678,813 9,123
25,323
U.S. Agency Mortgage-Backed — 13.02%
Fannie Mae Pool BW9897
4.50% 10/01/52 23,145 22,446
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X SOFR30A plus 5.89%, 6.00% Cap)
0.55% 11/25/41
1
45,274 3,890
Fannie Mae REMICS,
Series 2012-128, Class UA
2.50% 06/25/42 18,228 16,448
Fannie Mae REMICS,
Series 2013-5, Class GF
(SOFR30A plus 1.21%)
5.00% 10/25/42
1
27,673 26,692
Freddie Mac Pool SD8189
2.50% 01/01/52 43,775 37,323
Freddie Mac Pool SD8199
2.00% 03/01/52 45,545 37,250
Freddie Mac REMICS,
Series 4064, Class TB
3.50% 06/15/42 98,618 93,512
Freddie Mac Strips,
Series 240, Class IO (IO)
5.50% 07/15/36 128,421 25,227
Ginnie Mae (TBA)
4.50% 01/20/54 75,000 73,207
5.00% 01/20/54 125,000 124,280

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 8
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
5.50% 01/20/54 $ 50,000 $ 50,328
Ginnie Mae,
Series 2003-110, Class S (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.49%, 6.60% Cap)
1.13% 10/20/33
1
156,411 11,905
Ginnie Mae,
Series 2018-124, Class NW
3.50% 09/20/48 20,911 19,253
Ginnie Mae,
Series 2018-154, Class BP
3.50% 11/20/48 2,122 1,997
Ginnie Mae,
Series 2019-15, Class GT
3.50% 02/20/49 17,737 16,417
Ginnie Mae,
Series 2023-113, Class FD
(SOFR30A plus 1.35%)
6.50% 08/20/53
1
49,236 48,909
Ginnie Mae,
Series 2023-116, Class FL
(SOFR30A plus 1.15%)
6.49% 08/20/53
1
49,491 49,701
UMBS (TBA)
2.00% 01/01/54 75,000 61,312
2.50% 01/01/54 50,000 42,602
3.00% 01/01/54 200,000 176,945
3.50% 01/01/54 125,000 114,607
4.00% 01/01/54 300,000 283,782
4.50% 01/01/54 500,000 485,234
5.00% 01/01/54 125,000 123,682
5.50% 01/01/54 75,000 75,328
2,022,277
Total Mortgage-Backed
(Cost $3,695,691) 2,469,389
MUNICIPAL BONDS — 2.67%*
California — 0.21%
San Francisco City & County Airport Commercial-San
Francisco International Airport Revenue Bonds, Series C
3.05% 05/01/34 20,000 17,007
Santa Monica Community College District General
Obligation Bonds
2.05% 08/01/33 20,000 15,994
33,001
Florida — 0.09%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50% 10/01/31 15,000 13,756
Maryland — 0.08%
City of Baltimore Revenue Bonds, Series B
2.13% 07/01/33 15,000 12,000
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Massachusetts — 0.28%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11% 07/15/31 $ 18,835 $ 18,583
Massachusetts School Building Authority Revenue Bonds,
Series A
2.50% 02/15/37 15,000 11,234
Massachusetts School Building Authority Revenue Bonds,
Series B
2.97% 10/15/32 15,000 13,271
43,088
Michigan — 0.15%
University of Michigan Revenue Bonds, Series C
3.44% 04/01/31 25,000 23,702
New York — 1.86%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
3.73% 08/01/29 5,000 4,814
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series D
2.50% 11/01/33 50,000 41,774
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series E
1.97% 02/01/33 100,000 80,088
New York State Dormitory Authority Revenue Bonds, Series
C
1.95% 03/15/29 75,000 66,173
New York State Dormitory Authority Revenue Bonds,
University & College Improvements
5.29% 03/15/33 50,000 51,071
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series B
2.97% 03/15/34 15,000 12,834
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series F
2.00% 03/15/33 15,000 11,950
New York State Urban Development Corp. Revenue Bonds,
Transit Improvements, Series B
2.59% 03/15/35 25,000 20,198
288,902
Total Municipal Bonds
(Cost $489,260) 414,449
U.S. TREASURY SECURITIES — 37.80%
U.S. Treasury Bonds — 0.01%
U.S. Treasury Bonds (WI)
4.75% 11/15/53 1,000 1,125
U.S. Treasury Notes — 37.79%
U.S. Treasury Notes
4.25% 12/31/25 1,704,000 1,704,067
4.38% 11/30/28 1,029,000 1,053,238
4.38% 12/15/26 657,000 663,647
4.88% 11/30/25 257,000 259,714
4.88% 10/31/28 622,000 649,358

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
9 / December 2023
Issues
Maturity
Date
Principal
Amount Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
U.S. Treasury Notes (WI)
3.75% 12/31/28 $ 663,000 $ 660,022
4.50% 11/15/33 837,000 878,981
5,869,027
Total U.S. Treasury Securities
(Cost $5,815,890) 5,870,152
Total Bonds — 105.34%
(Cost $17,910,072)
16,357,603
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 8.57%
Money Market Funds — 5.71%
Dreyfus Government Cash Management Fund
5.25%
7
325,000 325,000
Fidelity Investments Money Market Funds - Government
Portfolio
5.25%
7
20,577 20,577
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.27%
7
541,000 541,000
886,577
U.S. Treasury Bills — 2.86%
U.S. Treasury Bills (WI)
5.43%
8
03/07/24 150,000 148,591
5.49%
8
04/18/24 300,000 295,375
443,966
Total Short-Term Investments
(Cost $1,330,383) 1,330,543
Total Investments - 113.91%
(Cost $19,240,455) 17,688,146
Liabilities in Excess of Other Assets - (13.91)% (2,159,522)
Net Assets - 100.00% $ 15,528,624
1
Floating rate security. The rate disclosed was in effect at December 31, 2023.
2
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
3
Foreign denominated security issued by foreign domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $35,664, which is 0.23% of total net assets.
6
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
7
Represents the current yield as of December 31, 2023.
8
Represents annualized yield at date of purchase.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(GMTN): Global Medium-Term Note
(IO): Interest Only
(MTN): Medium-Term Note
(REIT): Real Estate Investment Trust
(S&P): Standard & Poor’s
(SOFR): Secured Overnight Financing Rate
(TBA): To-Be-Announced
(WI): When Issued

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 10
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 20 03/28/24 $ 4,118,281 $ 40,218 $ 40,218
U.S. Treasury Five-Year Note 8 03/28/24 870,188 19,150 19,150
4,988,469 59,368 59,368
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 12 03/19/24 (1,416,188) (61,474) (61,474)
U.S. Treasury Ultra Bond 1 03/19/24 (133,594) (12,262) (12,262)
(1,549,782) (73,736) (73,736)
TOTAL FUTURES CONTRACTS $ 3,438,687 $ (14,368) $ (14,368)
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
(Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap
1
12/20/53
USD-SOFR-
COMPOUND Annual 3.52% Annual $ 69 $ (3,001) $ — $ (3,001)
TOTAL SWAPS CONTRACTS $ 69 $ (3,001) $ — $ (3,001)
1
Centrally cleared.

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
11 / December 2023
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 12
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2023 is as follows:
INVESTMENT GRADE CREDIT FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 886,577 $ — $ — $ 886,577
U.S. Treasury Bills 443,966 — — 443,966
Long-Term Investments:
Asset-Backed Securities — 413,627 30,371 443,998
Corporates — 7,159,615 — 7,159,615
Mortgage-Backed Securities — 2,464,096 5,293 2,469,389
Municipal Bonds — 414,449 — 414,449
U.S. Treasury Securities 5,870,152 — — 5,870,152
Other Financial Instruments
*
Assets:
Interest rate contracts 59,368 — — 59,368
Liabilities:
Interest rate contracts (73,736) (3,001) — (76,737)
Total $ 7,186,327 $ 10,448,786 $ 35,664 $ 17,670,777
*Other financial instruments include futures and swaps. Interest rate contracts include futures and swaps.

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
13 / December 2023
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2023 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
INVESTMENT GRADE
CREDIT FUND
ASSET-BACKED
SECURITIES
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2023 $ 31,899 $ 17,682 $ 49,581
Accrued discounts/premiums — (3,290) (3,290)
Realized gain (loss) — — —
Change in unrealized appreciation (depreciation)* 229 (9,099) (8,870)
Purchases — — —
Sales (1,757) — (1,757)
Transfers into Level 3** — — —
Transfers out of Level 3** — — —
Balance as of
December 31, 2023
$ 30,371 $ 5,293 $ 35,664
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2023 was $(8,870) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2023.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2023, are as follows:
INVESTMENT GRADE CREDIT
FUND
FAIR VALUE AT
12/31/23
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $30,371 Broker Quote Offered Quote $90.44 $90.44 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $5,293 Third-Party Vendor Vendor Prices $0.02 - $0.27 $0.27 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.